Property, plant and equipment - Foot note (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Luk Lai Ching Kimmy
Shareholding percentage held	4.20%
Asset Pledged as Collateral [Member] | OCBC Wing Hang Bank Limited [Member]
Long-term bank loan	$ 6,410			$ 50,000
Asset Pledged as Collateral [Member] | United Overseas Bank Limited [Member]
Long-term bank loan	16,350		$ 127,540
Leasehold land and buildings. | OCBC Wing Hang Bank Limited [Member]
Carrying value	$ 47,670
Leasehold land and buildings. | United Overseas Bank Limited [Member]
Carrying value		$ 4,370